UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


             REPORT FOR THE CALENDAR QUARTER ENDED March 31, 2004

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:      WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
================================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Joshua H. Landes
    ------------------------
    Joshua H. Landes

New York, New York
May 13, 2004

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM   13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                     1


Form 13F Information Table Entry Total:     104
                                            ----

Form 13F Information Table Value Total:     $197,036,000
                                            ------------
List of Other Included Managers:

                                        No. 1:
                                        ------
                                            Name:  Wynnefield Capital, Inc.
                                            Form  13F  File Number: 28-7006


                                                     FORM 13F INFORMATION TABLE
                                                     ---------------------------


Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC                                                       (SEC USE ONLY)
Name of Manager #1:         WYNNEFIELD CAPITAL, INC.

Column 1:                 Column 2:  Column 3:    Column 4:                         Column 5:              Column 6:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call   Investment
                          Class      Number       Value            Principal                                discretion
                                                  (in thousands)   Amount

3Com Corp.                COM        885535104    1,396            198,000            SH                    SOLE
Acme Communication Inc.   COM        004631107    3,595            464,500            SH                    SOLE
Ampal-American Israel     CL A       032015109    1,204            355,254            SH                    SOLE
Corp.
Angelica Corp.            COM        034663104    6,507            285,000            SH                    SOLE
Armor Holdings, Inc.      COM        042260109    19,430           587,000            SH                    SOLE
Ashland Inc.              COM        044204105    2,789            60,000             SH                    SOLE
Ashworth Inc.             COM        04516H101    413              47,500             SH                    SOLE
Avalon Holdings Corp.     CL A       05343P109    35               11,700             SH                    SOLE
Banta Corp.               COM        066821109    1,741            37,600             SH                    SOLE
Barrett Business          COM        068463108    5,225            373,233            SH                    SOLE
Services Inc.
Bindview Development      COM        090327107    147              43,258             SH                    SOLE
Corp.
Blair Corp.               COM        092828102    4,802            180,200            SH                    SOLE
Brigham Exploration Co.   COM        109178103    733              100,000            SH                    SOLE
Cadmus Communications     COM        127587103    523              39,150             SH                    SOLE
Corp.
Cagles Inc.               CL A       127703106    779              89,500             SH                    SOLE
Canadian Superior         COM        136644101    87               60,900             SH                    SOLE
Energy Inc.
Capital Senior Living     COM        140475104    181              29,200             SH                    SOLE
Corp.


TOTAL                                             $49,587          2,961,995
                                                  -------          ---------


Table Continued


Column 1:                    Column 7:        Column 8:

Name of Issuer             Other Managers   Voting Authority


                                            Sole      Shared     None
                                            ----      ------     ----
3Com Corp.                 Filer + No. 1    SOLE
Acme Communication Inc.    Filer + No. 1    SOLE
Ampal-American Israel      Filer + No. 1    SOLE
Corp.
Angelica Corp.             Filer + No. 1    SOLE
Armor Holdings, Inc.       Filer + No. 1    SOLE
Ashland Inc.               Filer + No. 1    SOLE
Ashworth Inc.              Filer + No. 1    SOLE
Avalon Holdings Corp.      Filer + No. 1    SOLE
Banta Corp.                Filer + No. 1    SOLE
Barrett Business           Filer + No. 1    SOLE
Services Inc.
Bindview Development       Filer + No. 1    SOLE
Corp.
Blair Corp.                Filer + No.1     SOLE
Brigham Exploration Co.    Filer + No.1     SOLE
Cadmus Communications      Filer + No.1     SOLE
Corp.
Cagles Inc.                Filer + No. 1    SOLE
Canadian Superior          Filer + No. 1    SOLE
Energy Inc.
Capital Senior Living      Filer + No. 1    SOLE
Corp.



Column 1:                Column 2:     Column 3:   Column 4:                           Column 5:             Column 6:

Name of Issuer           Title of      CUSIP       Fair Market       Shares or         SH/PRN     Put/Call   Investment
                         Class         Number      Value             Principal Amount                        discretion
                                                   (in thousands)


Centene Corp.            COM           15135B101   229               7,500             SH                    SOLE
Central European Media   CL A          G20045202   187               10,000            SH                    SOLE
Enterprises
Cherokee Inc.            COM           16444H102   4,168             181,000           SH                    SOLE
Clarus Corp.             COM           182707109   2,182             220,000           SH                    SOLE
Collectors Universe      COM           19421R200   402               32,392            SH                    SOLE
Inc.
Core Laboratories NV     COM           N22717107   3,343             157,700           SH                    SOLE
Curative Health          COM           23126W100   1,066             80,000            SH                    SOLE
Services
CyberSource Corp.        COM           23251J106   97                20,000            SH                    SOLE
Dobson Communications    CLA           256069105   288               100,000           SH                    SOLE
Corp.
DoubleClick Inc.         COM           258609304   250               22,000            SH                    SOLE
E-Loan Inc.              COM           26861P107   152               50,000            SH                    SOLE
eLoyalty Corp            COM           290151307   90                13,200            SH                    SOLE
Enesco Group Inc.        COM           292973104   6,876             597,900           SH                    SOLE
Falcon Products Inc.     COM           306075102   1,856             488,400           SH                    SOLE
Findwhat.com Inc.        COM           317794105   217               10,000            SH                    SOLE
First Aviation           COM           31865W108   9,171             2,060,944         SH                    SOLE
Services Inc.
First Data Corp.         COM           319963104   422               10,000            SH                    SOLE
First Union Real         COM SH BEN    337400105   107               34,146            SH                    SOLE
Estate Equity and        INT
Mortgage Investments
Foster L B Co.           COM           350060109   801               100,000           SH                    SOLE
Frozen Food Express      COM           359360104   1,509             220,000           SH                    SOLE
Industries Inc.


TOTAL                                              $33,413           4,415,182
                                                   -------           ---------


Table Continue

Column 1:                 Column 7:       Column 8:

Name of Issuer            Other Managers  Voting Authority

                                          Sole      Shared     None
                                          ----      ------     ----

Centene Corp.             Filer + No. 1   SOLE
Central European Media    Filer + No. 1   SOLE
Enterprises               Filer + No. 1   SOLE
Cherokee Inc.             Filer + No. 1   SOLE
Clarus Corp.              Filer + No. 1   SOLE
Collectors Universe       Filer + No. 1   SOLE
Inc.                      Filer + No. 1   SOLE
Core Laboratories NV      Filer + No. 1   SOLE
Curative Health           Filer + No. 1   SOLE
Services                  Filer + No. 1   SOLE
CyberSource Corp.         Filer + No. 1   SOLE
Dobson Communications     Filer + No. 1   SOLE
Corp.                     Filer + No. 1   SOLE
DoubleClick Inc.          Filer + No. 1   SOLE
E-Loan Inc.               Filer + No. 1   SOLE
eLoyalty Corp             Filer + No. 1   SOLE
Enesco Group Inc.         Filer + No. 1   SOLE
Falcon Products Inc.      Filer + No. 1   SOLE
Findwhat.com Inc.         Filer + No. 1   SOLE
First Aviation            Filer + No. 1   SOLE
Services Inc.             Filer + No. 1   SOLE
First Data Corp.          Filer + No. 1   SOLE
First Union Real          Filer + No. 1   SOLE
Estate Equity and         Filer + No. 1   SOLE
Mortgage Investments      Filer + No. 1   SOLE
Foster L B Co.            Filer + No. 1   SOLE
Frozen Food Express       Filer + No. 1   SOLE
Industries Inc.           Filer + No. 1   SOLE



Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:             Column 6:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call   Investment
                          Class      Number       Value            Principal Amount                         discretion
                                                  (in thousands)

G-III Apparel Group Ltd.  COM        36237H101    3,487            449,932            SH                    SOLE
Gadzooks Inc.             COM        362553109    366              281,500            SH                    SOLE
Gencorp Inc.              COM        368682100    3,249            300,000            SH                    SOLE
Gerber Scientific Inc.    COM        373730100    1,415            208,100            SH                    SOLE
Global Industries Ltd.    COM        379336100    477              80,000             SH                    SOLE
Gold Fields Ltd.          SPONSORED  38059T106    1,315            100,000            SH                    SOLE
                          ADR
Golden Enterprises Inc.   COM        381010107    51               16,200             SH                    SOLE
Griffon Corp.             COM        398433102    5,400            250,000            SH                    SOLE
Harris Interactive Inc.   COM        414549105    282              34,000             SH                    SOLE
Hollywood Media Corp.     COM        436233100    5,047            1,437,900          SH                    SOLE
ICO Inc.                  COM        449293109    3,541            1,788,343          SH                    SOLE
IDT Corp.                 CL B       448947309    2,378            118,000            SH                    SOLE
Interativecorp            COM        45840Q101    316              10,000             SH                    SOLE
Interpool Inc.            COM        46062R108    4,470            297,971            SH                    SOLE
Interwoven, Inc.          COM        46114T508    287              28,750             SH                    SOLE
Investools, Inc.          COM        46145P103    207              100,000            SH                    SOLE
Keynote Systems Inc.      COM        493308100    1,224            95,000             SH                    SOLE
Ladish Inc.               COM        505754200    3,692            425,363            SH                    SOLE
Landec Corp.              COM        514766104    3,870            450,000            SH                    SOLE
Langer Inc.               COM        515707107    225              39,900             SH                    SOLE
Layne Christensen Co.     COM        521050104    12,949           885,076            SH                    SOLE
Liberte Investors Inc.    COM        530154103    983              120,000            SH                    SOLE
Lightbridge Inc.          COM        532226107    895              152,000            SH                    SOLE
Lubys Inc.                COM        549282101    1,905            320,200            SH                    SOLE
Management Network        COM        561693102    398              106,400            SH                    SOLE
Group Inc.
Marisa Christina Inc.     COM        570268102    85               52,600             SH                    SOLE


TOTAL                                             $58,514          8,147,235
                                                  -------          ---------


Table Continue

Column 1:                 Column 7:          Column 8:

Name of Issuer            Other Managers     Voting Authority

                                                Sole      Shared     None
                                                ----      ------     ----
G-III Apparel Group Ltd.      Filer + No. 1    SOLE
Gadzooks Inc.                 Filer + No. 1    SOLE
Gencorp Inc.                  Filer + No. 1    SOLE
Gerber Scientific Inc.        Filer + No. 1    SOLE
Global Industries Ltd.        Filer + No. 1    SOLE
Gold Fields Ltd.              Filer + No. 1    SOLE
Golden Enterprises Inc.       Filer + No. 1    SOLE
Griffon Corp.                 Filer + No. 1    SOLE
Harris Interactive Inc.       Filer + No. 1    SOLE
Hollywood Media Corp.         Filer + No. 1    SOLE
ICO Inc.                      Filer + No. 1    SOLE
IDT Corp.                     Filer + No. 1    SOLE
Interativecorp                Filer + No. 1    SOLE
Interpool Inc.                Filer + No. 1    SOLE
Interwoven, Inc.              Filer + No. 1    SOLE
Investools, Inc.              Filer + No. 1    SOLE
Keynote Systems Inc.          Filer + No. 1    SOLE
Ladish Inc.                   Filer + No. 1    SOLE
Landec Corp.                  Filer + No. 1    SOLE
Langer Inc.                   Filer + No. 1    SOLE
Layne Christensen Co.         Filer + No. 1    SOLE
Liberte Investors Inc.        Filer + No. 1    SOLE
Lightbridge Inc.              Filer + No. 1    SOLE
Lubys Inc.                    Filer + No. 1    SOLE
Management Network            Filer + No. 1    SOLE
Group Inc.
Marisa Christina Inc.         Filer + No. 1    SOLE



Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:            Column 6:

Name of Issuer            Title of   CUSIP        Fair Market       Shares or         SH/PRN     Put/Call  Investment
                          Class      Number       Value             Principal Amount                       discretion
                                                  (in thousands)


Marketwatch.com, Inc.     COM        57061906     852              61,101             SH                    SOLE
Mediware Information      COM        584946107    1,758            100,300            SH                    SOLE
Systems Inc.
Mission Resources Corp.   COM        605109107    130               40,100            SH                    SOLE
MVC Capital               COM        553829102    4,384             515,800           SH                    SOLE
Napco Security Systems    COM        630402105    485               28,745            SH                    SOLE
Inc.
Nevada Gold & Casinos     COM        64126Q206    246               13,100            SH                    SOLE
Inc.
Niagara Corp.             COM        653349100    3,023             502,119           SH                    SOLE
Nobel Learning            COM        654889104    2,610             371,850           SH                    SOLE
Commuities Inc.
Novoste Corp.             COM        67010C100    322               95,400            SH                    SOLE
On Assignment Inc.        COM        682159108    55                10,000            SH                    SOLE
OPTI Inc.                 COM        683960108    77                50,000            SH                    SOLE
Opticare Health Systems   COM        68386P105    223               343,005           SH                    SOLE
Inc.
PSB Bancorp. Inc.         COM        693604100    124               12,000            SH                    SOLE
Parallel Pete Corp.       COM        699157103    224               50,000
Paxson Communications     COM        704231109    195               50,000            SH                    SOLE
Corp.
Pegasystems Inc.          COM        705573103    87                10,502            SH                    SOLE
Pricesmart Inc.           COM        741511109    334               50,000            SH                    SOLE
RCM Technologies Inc.     COM        749360400    2,575             370,000           SH                    SOLE
RailAmerica Inc.          COM        750753105    953               79,066
Range Resource Corp.      COM        75281A109    2,608             215,000           SH                    SOLE
Refac                     COM        758960108    57                11,840            SH                    SOLE
S1 Corporation            COM        78463B101    76                10,000            SH                    SOLE

TOTAL                                             $21,398           2,989,928
                                                  -------           ---------




Table Continue

Column 1:                 Column 7:          Column 8:

Name of Issuer            Other Managers     Voting Authority

                                               Sole      Shared     None
                                               ----      ------     ----
Marketwatch.com, Inc.        Filer + No. 1    SOLE
Mediware Information         Filer + No. 1    SOLE
Systems Inc.
Mission Resources Corp.      Filer + No. 1    SOLE
MVC Capital                  Filer + No. 1    SOLE
Napco Security Systems       Filer + No. 1    SOLE
Inc.
Nevada Gold & Casinos        Filer + No. 1    SOLE
Inc.
Niagara Corp.                Filer + No. 1    SOLE
Nobel Learning               Filer + No. 1    SOLE
Commuities Inc.
Novoste Corp.                Filer + No. 1    SOLE
On Assignment Inc.           Filer + No. 1    SOLE
OPTI Inc.                    Filer + No. 1    SOLE
Opticare Health Systems      Filer + No. 1    SOLE
Inc.
PSB Bancorp. Inc.            Filer + No. 1    SOLE
Parallel Pete Corp.
Paxson Communications        Filer + No. 1    SOLE
Corp.
Pegasystems Inc.             Filer + No. 1    SOLE
Pricesmart Inc.              Filer + No. 1    SOLE
RCM Technologies Inc.        Filer + No. 1    SOLE
RailAmerica Inc.
Range Resource Corp.         Filer + No. 1    SOLE
Refac                        Filer + No. 1
S1 Corporation               Filer + No. 1    SOLE



Column 1:                Column 2:     Column 3:    Column 4:                          Column 5:             Column 6:

Name of Issuer           Title of      CUSIP        Fair Market      Shares or         SH/PRN     Put/Call   Investment
                         Class         Number       Value            Principal Amount                        discretion
                                                    (in thousands)

Scheid Vineyards Inc.    CL A          806403101    580               113,000          SH                    SOLE
SCS Transportation Inc.  COM           81111T102    1,637             75,000           SH                    SOLE
Sequa Corporation        CL A          817320104    4,446             90,000           SH                    SOLE
Sequa Corporation        CL B          817320203    404               7,500            SH                    SOLE
Sinclair Broadcast       CL A          829226109    2,530             200,000          SH                    SOLE
Group Inc.
Standard Motor           COM           853666105    1,427            91,000            SH                    SOLE
Products Inc.
Summit American          COM           86600T109    308              76,400            SH                    SOLE
Television Inc.
Superior Energy          COM           868157108    2,016            200,000           SH                    SOLE
Services Inc.
Sylvan Inc.              COM           871371100    12,892           1,069,876         SH                    SOLE
Tasty Baking Co.         COM           876553306    1,379            140,000           SH                    SOLE
Teamstaff Inc.           COM           878150204    1,470            677,600
Tenet Healthcare Corp.   COM           88033G100    128              11,500            SH                    SOLE
Trintech Group PLC       SPONSORED     896682200    302              55,900            SH                    SOLE
                         ADR
TVIA Inc.                COM           87307P101    102              50,000            SH                    SOLE
United Industrial Corp.  COM           910671106    3,788            200,000           SH                    SOLE
Unitedglobalcom Inc.     CL A          913247508    293              34,558            SH                    SOLE
Videsh Sanchar Nigam     SPONSORED     92659G600    259              28,000            SH                    SOLE
Ltd. ADR
Williams Companies Inc.  COM           969457100    103              10,800            SH                    SOLE
Winmill & Co. Inc.       CL A          974259103    60               12,900            SH                    SOLE


TOTAL                                               $34,124          3,144,034
                                                    -------          ---------

GRAND TOTAL                                         $197,036         21,658,374
                                                    --------         ----------


Table Continue

Column 1:                 Column 7:           Column 8:

Name of Issuer            Other Managers      Voting Authority

                                              Sole      Shared     None
                                            ----      ------     ----
Scheid Vineyards Inc.       Filer + No. 1   SOLE
SCS Transportation Inc.     Filer + No. 1   SOLE
Sequa Corporation           Filer + No. 1   SOLE
Sequa Corporation           Filer + No. 1   SOLE
Sinclair Broadcast          Filer + No. 1   SOLE
Group Inc.
Standard Motor              Filer + No. 1   SOLE
Products Inc.
Summit American             Filer + No. 1   SOLE
Television Inc.
Superior Energy             Filer + No.1    SOLE
Services Inc.
Sylvan Inc.                 Filer + No. 1   SOLE
Tasty Baking Co.            Filer + No. 1   SOLE
Teamstaff Inc.
Tenet Healthcare Corp.      Filer + No. 1   SOLE
Trintech Group PLC          Filer + No. 1   SOLE

TVIA Inc.                   Filer + No. 1   SOLE
United Industrial Corp.     Filer + No. 1   SOLE
Unitedglobalcom Inc.        Filer + No. 1   SOLE
Videsh Sanchar Nigam        Filer + No. 1   SOLE
Ltd. ADR
Williams Companies Inc.     Filer + No. 1   SOLE
Winmill & Co. Inc.          Filer + No. 1   SOLE